GOING CONCERN (Details Narrative) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ 23,515,665	$ 22,071,742